Loans payable and notes payable (Detail Textuals 3) - FIFOMI loan $ in Thousands, $ in Thousands		12 Months Ended
	Feb. 02, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Feb. 02, 2015 MXN ($)	Jan. 31, 2015 MXN ($)
Dia Bras
Disclosure of detailed information about borrowings [line items]
Loan agreement amount							$ 120,000
Amount of borrowing withdrawn	$ 7,995
Financing cost	124
Net proceeds from loan agreement	$ 7,871
Interest payment		$ 24		$ 248
Principal payments		$ 1,693		$ 1,560
Dia Bras | MXN
Disclosure of detailed information about borrowings [line items]
Amount of borrowing withdrawn						$ 120,000
Interest payment			$ 456		$ 4,772
Principal payments			$ 32,500		$ 30,000
TIIE
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.00%					3.00%
Borrowing repayment term	4 years